Note 18 - Fair Value Disclosure Measurements - Additional Quantitative Information About Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member]
$ in Thousands
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other real estate owned, fair value estimate			$ 6,992
Fair Value, Inputs, Level 3 [Member]
Other real estate owned, fair value estimate			6,992
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member]
Impaired loans, fair value estimate	[1]	$ 4,162	4,111
Other real estate owned, fair value estimate	[1]		$ 6,992
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member] | Measurement Input, Appraised Value [Member]
Other real estate owned	[2]		0.199
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member] | Minimum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans	[2]	0.250	0.176
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member] | Maximum [Member] | Measurement Input, Appraised Value [Member]
Impaired loans	[2]	0.722	0.485
Fair Value, Inputs, Level 3 [Member] | Appraisal of Collateral [Member] | Weighted Average [Member] | Measurement Input, Appraised Value [Member]
Impaired loans	[2]	(0.366)	0.227

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level III inputs that are not identifiable, less any associated allowance.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.